MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2007-2

Collection Period						06/01/07-06/30/07
Determination Date						07/09/2007
Distribution Date						07/16/2007

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$760,000,003.95
2	.	Collections allocable to Principal				$24,691,251.00
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$24,612.76
5	.	Pool Balance on the close of the last day of the related Collection Period				$735,284,140.19
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$760,000,003.95

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$146,000,000.00		$119,500,241.20
		b.	Class A-2 Note Balance	$180,000,000.00		$180,000,000.00
		c.	Class A-3 Note Balance	$276,000,000.00		$276,000,000.00
		d.	Class A-4 Note Balance	$114,300,000.00		$114,300,000.00
		e.	Class B Note Balance	$26,600,000.00		$26,600,000.00
		f.	Class C Note Balance	$17,100,000.00		$17,100,000.00
		g.	Note Balance (sum a - f)	$760,000,000.00		$733,500,241.20

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	1.0000000		0.8184948
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	1.0000000		0.9651319

9	.	Overcollateralization Target Amount				$5,514,631.05
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$1,783,898.99

11	.	Weighted Average Coupon			%	10.60%
12	.	Weighted Average Original Term			months	63.44
13	.	Weighted Average Remaining Term			months	57.99

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$6,859,262.60
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$6,859,262.60

15	.	Principal:
		a.	Collections allocable to Principal			$24,691,251.00
		b.	Liquidation Proceeds allocable to Principal			$0.00
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$24,691,251.00

16	.	Total Finance Charge and Principal Collections (14d + 15d)				$31,550,513.60
17	.	Interest Income from Collection Account				$57,643.75
18	.	Simple Interest Advances				$0.00
19	.	Available Collections (Ln16 + Ln17 + Ln18)				$31,608,157.35

Available Funds

20	.	Available Collections		$31,608,157.35
21	.	Reserve Account Draw Amount		$0.00
22	.	Available Funds		$31,608,157.35

Application of Available Funds

23	.	Total Servicing Fee
		a.	Monthly Servicing Fee	$633,333.34
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$633,333.34
		d.	Shortfall Amount (a + b - c)	$0.00

24	.	Unreimbursed Servicer Advances		$0.00

25	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$885,951.28
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$885,951.28

		e.	Class A-2 Monthly Interest	$1,064,000.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$1,064,000.00

		i.	Class A-3 Monthly Interest	$1,603,866.67
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$1,603,866.67

		m.	Class A-4 Monthly Interest	$669,290.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$669,290.00

26	.	Priority Principal Distributable Amount		$0.00

27	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$158,713.33
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$158,713.33

28	.	Secondary Principal Distributable Amount		$7,615,859.81

29	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$106,590.00
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$106,590.00

30	.	Required Payment Amount (Ln 23 + (sum of Ln 25 - Ln 29))		$12,737,604.43

31	.	Reserve Account Deficiency		$0.00

32	.	Regular Principal Distributable Amount		$22,614,631.05

33	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

Collection Account Activity

34	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$6,859,262.60
		b.	Total Daily Deposits of Principal Collections	$24,691,251.00
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$57,643.75
		e.	Total Deposits to Collection Account (sum a - d)	$31,608,157.35

35	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$633,333.34
		b.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$30,974,824.01
		c.	Deposit to Reserve Account	$0.00
		d.	Excess Funds (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
		e.	Total Withdrawals from Collection Account(sum a - d)	$31,608,157.35

Note Payment Account Activity

36	.	Deposits
		a.	Class A-1 Interest Distribution	$885,951.28
		b.	Class A-2 Interest Distribution	$1,064,000.00
		c.	Class A-3 Interest Distribution	$1,603,866.67
		d.	Class A-4 Interest Distribution	$669,290.00
		e.	Class B Interest Distribution	$158,713.33
		f.	Class C Interest Distribution	$106,590.00

		g.	Class A-1 Principal Distribution	$26,499,758.80
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$30,988,170.08

37	.	Withdrawals
		a.	Class A-1 Distribution	$27,385,710.08
		b.	Class A-2 Distribution	$1,064,000.00
		c.	Class A-3 Distribution	$1,603,866.67
		d.	Class A-4 Distribution	$669,290.00
		e.	Class B Distribution	$158,713.33
		f.	Class C Distribution	$106,590.00
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$30,988,170.08

Certificate Payment Account Activity

38	.	Deposits
		a.	Excess Funds	$0.00
		b.	Reserve Account surplus (Ln 48)	$0.00
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

39	.	Withdrawals
		a.	Certificateholder Distribution	$0.00
		b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

40	.	Lesser of: (a or b)
		a.	$3,800,000.00	$3,800,000.00
		b.	Note Balance	$733,500,241.20

41	.	Required Reserve Account Amount		$3,800,000.00

Reserve Account Reconciliation

42	.	Beginning Balance (as of end of preceding Distribution Date)		$3,800,000.00
43	.	Investment Earnings		$13,346.07
44	.	Reserve Account Draw Amount		$0.00
45	.	Reserve Account Amount (Ln 42 + Ln 43 - Ln 44)		$3,813,346.07
46	.	Deposit from Available Funds (Ln 35c)		$0.00
47	.	Payment to the Note Payment Account if Reserve Account Balance exceeds Required Reserve Account Amount
			for the payment of principal to the extent of any unfunded Regular Principal Distributable Amount	$13,346.07
48	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
			and to the extent no unfunded Regular Principal Distributable Amount exists	$0.00
49	.	Ending Balance (Ln45 + Ln46 - Ln47 - Ln48)		$3,800,000.00
50	.	Reserve Account Deficiency (Ln41 - Ln49)		$0.00

Instructions to the Trustee

51	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
52	.	Amount to be paid to Servicer from the Collection Account			$633,333.34
53	.	Amount to be deposited from the Collection Account into the Note Payment Account			$30,974,824.01
54	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$0.00
55	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
56	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$13,346.07
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$0.00
57	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$27,385,710.08
58	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$1,064,000.00
59	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$1,603,866.67
60	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$669,290.00
61	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$158,713.33
62	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$106,590.00
63	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$0.00

Net Loss and Delinquency Activity

64	.	Net Losses with respect to preceding Collection Period			$24,612.76
65	.	Cumulative Net Losses			$24,612.76
66	.	Cumulative Net Loss Percentage			0.0032%

67	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	326	$4,667,157.19
		b.	61 to 90 days past due	4	$68,872.38
		c.	91 or more days past due	0	$0.00
		d.	Total (sum a - c)	330	4,736,029.57

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 09, 2007.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer